Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Current assets
Cash	$ 268	$ 3,273	$ 266
Accounts receivable, net	1,018	1,414	2,813
Inventory	1,169	1,435	1,725
Prepaid expenses and other current assets	417	593	467
Total current assets	2,872	6,715	5,271
Property and equipment, net	279	328	1,177
Intangible assets, net	13,113	13,519	15,211
Goodwill	16,066	16,066	16,066
Operating lease right-of-use assets	278	370	1,022
Other assets	116	115	341
Total assets	32,724	37,113	39,088
Current liabilities
Accounts payable	7,944	8,981	10,833
Accrued expenses and other current liabilities	10,392	11,122	10,325
Deferred purchase consideration	2,323	2,323	2,380
Operating lease liabilities, current	237	274	428
Total current liabilities	25,242	27,786	26,107
Earnout liability	280	1,240	1,680
Deferred tax liability	293	321	320
Operating lease liabilities, noncurrent	43	96	1,024
Liability-classified warrants	270	6,859	2,139
Other noncurrent liabilities	10	48	1,006
Total liabilities	28,057	37,449	33,558
Commitments and contingencies (Note 13)
Stockholders’ equity (deficit)
Additional paid-in capital	165,380	150,252	109,987
Accumulated deficit	(160,713)	(150,588)	(104,457)
Total stockholders’ equity (deficit)	4,667	(336)	5,530
Total liabilities and stockholders’ equity (deficit)	32,724	37,113	39,088
Common Class A [Member]
Stockholders’ equity (deficit)
Common stock, value
Common Class B [Member]
Stockholders’ equity (deficit)
Common stock, value
Nonrelated Party [Member]
Current liabilities
Notes payable, current	3,320	3,934	398
Notes payable, noncurrent	880		200
Related Party [Member]
Current liabilities
Notes payable, current	1,026	1,152	1,743
Notes payable, noncurrent	$ 1,039	$ 1,099	$ 1,082